Deferred revenue and deferred platform commission fees	6 Months Ended
Jun. 30, 2024
Deferred revenue and deferred platform commission fees
Deferred revenue and deferred platform commission fees

25.Deferred revenue and deferred platform commission fees

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time and is expected to be recognized over an estimated average playing period of the paying users.

The tables below summarize the change in deferred revenue and platform commission fees for the six months ended June 30, 2024 and 2023:

2023
Liabilities (Deferred Revenue)
January 1,2023	392,439

Deferred during the year	155,183
Released to profit or loss	(175,549)

June 30, 2023	372,073

Current portion	271,524
Non-current portion	100,549

Assets (Deferred platform commission fees)
January 1,2023	94,682

Deferred during the year	37,499
Released to profit or loss	(48,984)

June 30, 2023	83,197

2024
Liabilities (Deferred Revenue)
January 1,2024	349,522

Deferred during the year	162,316
Released to profit or loss	(158,862)

June 30, 2024	352,976

Current portion	234,478
Non-current portion	118,498

Assets (Deferred platform commission fees)
January 1,2024	73,996

Deferred during the year	38,966
Released to profit or loss	(39,819)

June 30, 2024	73,143

The Company uses statistical estimation model to arrive at the average playing period of the paying users for each platform. As at June 30, 2024 and 2023 player lifespan for Hero Wars averages 29 and 29 months respectively. As at December 31, 2023 player lifespan for Hero Wars averages 28 months.

The estimated player lifespan in the Company’s other games as at June 30, 2024 and 2023 averages 12 months and 11 months respectively. The estimated player lifespan in our other games as at December 31, 2023 averages 11 months.